Intangible Assets - Narrative (Details)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Revenue growth rate, not later than one year	5.00%
Revenue growth rate, later than one year and not later than two years	3.00%
Revenue growth rate, later than two years	2.00%
Customer Relationships
Disclosure of detailed information about intangible assets [line items]
Prime brokerage attrition rate	10.00%
Outsourced trading attrition rate	20.00%
Useful life of prime brokerage attrition rate	10 years
Useful life of outsourced trading attrition rate	7 years
Direct costs growth rate, not later than two years	5.00%
Useful life of direct costs growth rate, not later than two years	2 years
Direct costs growth rate, later than two years	2.00%